Share Capital (Details)				6 Months Ended		12 Months Ended
	Apr. 05, 2024 shares	Sep. 22, 2023 USD ($) $ / shares shares	Feb. 28, 2023 shares	Jun. 30, 2025 EUR (€) € / shares shares	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares
Share Capital [Line Items]
Number of shares authorized				75,085,700
Par value per share | (per share)		$ 5		€ 0.05
Ordinary shares issued		5,000,000
Proceeds of issuances | $		$ 5,000,000
Offering costs (in Euro) | €							€ 1,350,200
Reverse stock split			20-for-1
Ordinary shares, outstanding			50,085,700
Share capital (in Euro) | €				€ 2,754,285		€ 2,754,285
RSUs value
Stock-based compensation expense (in Euro) | €				€ 63,682	€ 32,911
RSUs value forfeited (in Euro) | €				11,315
Stock-based compensation expense (in Euro) | €				63,682	32,911
Unrecognized stock-based compensation (in Euro) | €				€ 204,258		€ 267,940
Weighted-average period				2 years		2 years 6 months
American Depositary Shares [Member]
Share Capital [Line Items]
Issuance of ordinary shares		1,000,000
Restricted Stock Units [Member]
Share Capital [Line Items]
Issuance of ordinary shares	1,780,328
RSUs value	1,780,328			1,727,742
Number of shares issued on conversion	356,067
Share-based payment reserve (in Euro) | €				€ 63,682	€ 32,911
RSUs value forfeited (in Euro) | €				€ 371,749
RSUs value				1,780,328
Stock-based compensation expense (in Euro) | €				€ 383,064
Ordinary Shares [Member]
Share Capital [Line Items]
Issuance of ordinary shares				55,085,700		55,085,700	5,000,000	50,000,000
Proceeds of issuances | €							€ 3,354,781	€ 2,500,000
Pre-stock split								2,500,000
Ordinary shares, outstanding				55,085,700		55,085,700
Stock Split [Member]
Share Capital [Line Items]
Issuance of ordinary shares			2,504,285
Share Capital [Member]
Share Capital [Line Items]
Share capital (in Euro) | €				€ 2,754,285		€ 2,754,285